Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

As required by SEC rules, we have calculated “compensation actually paid” and set forth the requisite company-selected financial measures below.

Paying for performance is a key element of our Compensation Principles and our approach to executive compensation. As detailed in our —Compensation Discussion and Analysis above, the Compensation Committee places substantial importance on the assessment of firmwide performance when determining NEO compensation. To this end, the Committee utilizes the Assessment Framework to assess a variety of financial and nonfinancial measures in applying its informed judgment to evaluate and set annual pay amounts. See —Compensation Discussion and Analysis—How Our Compensation Committee Makes Decisions and —Compensation Discussion and Analysis—2025 Annual Compensation.

We believe that the structure of our equity-based awards provides an intrinsic link to the firm’s longer-term performance. Through the use of PSUs, the amounts ultimately realized by our NEOs with respect to annual compensation are subject to ongoing performance metrics (absolute and relative ROE) and are further tied to the firm’s longer-term performance through stock price (settlement of PSUs and Shares at Risk delivered in respect thereof). Given the use of ROE in our annual PSUs, ROE has been included as our “company-selected measure” in the table below.

While the Committee takes into account each of the measures in our Assessment Framework in a holistic manner to evaluate executive compensation in consideration of firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the Assessment Framework have been selected as they represent those firmwide performance measures for which the firm currently has set forward financial targets.

∎ ROE ∎ ROTE ∎ Efficiency Ratio

In addition, other equity-based awards, including the SVC Awards and Retention RSUs, as well as the Carried Interest Program, further tie recipients’ interests to the firm’s longer-term performance across a variety of metrics (e.g., absolute and relative TSR, stock price, fund performance).

The amounts set forth below in the required table are calculated pursuant to SEC rules but do not represent amounts that have been actually earned or realized by our NEOs, including in respect of PSUs, SVC Awards and Retention RSUs. Performance and other vesting conditions (as applicable) for many of these awards have either not yet been satisfied or final performance information is not yet available. As a result, this information does not reflect compensation that is actually paid or realized.

For more information, please refer to our Stock Vested table in the applicable proxy statement for each year in —Executive Compensation for the value realized by NEOs on the vesting of equity-based awards, if any.

Year	Summary Compensation	“Compensation Actually Paid” to	Average Summary	Average “Compensation	Value of Initial Fixed $100 Investment Based on:(d)		Net Income ($000s)(e)	ROE (%)
	Table Total for PEO ($)(a)	PEO ($)(a)(b)	Compensation Table Total for Non-PEO Named Executive Officers ($)(c)	Actually Paid" to Non-PEO Named Executive Officers ($)(b)(c)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)

2025	118,891,684	309,806,309 (f)	45,927,635	131,009,842 (g)	375	203	17,176,000	15.0
2024(h)	31,290,110	119,993,627	20,940,840	63,890,830	240	176	14,276,000	12.7
2023(h)	27,003,260	12,679,678	18,143,166	9,477,181	158	135	8,516,000	7.5
2022(h)	32,165,331	27,305,561	22,779,325	23,679,400	136	121	11,261,000	10.2
2021(h)	40,682,451	97,365,822	21,532,279	43,700,264	148	135	21,635,000	23.0

(a)
As Chairman and CEO in each of 2025, 2024, 2023, 2022 and 2021, Mr. Solomon was our principal executive officer (PEO) under SEC rules.
(b)
The dollar amounts reported in the “Compensation Actually Paid to PEO” column and the “Average Compensation Actually Paid to Non-PEO Named Executive Officers” column represent the amount of “compensation actually paid” to our PEO and the “average compensation actually paid” to our non-PEO NEOs, respectively, as computed in accordance with Item 402(v) of Regulation S-K. While the SEC rules require us to disclose these amounts, they do not correlate to actual amounts that will or may be paid to our NEOs. For performance-based awards, the actual amounts that will or may be paid to each NEO will be determined following the completion of the applicable performance period based upon the actual achievement over such performance period.

The SEC rules require fair values to be calculated. Fair values were calculated as follows:

With respect to outstanding PSUs for which the performance period has not been completed, fair value was calculated by estimating probable performance, which considers actual performance for the firm and Peers. With respect to outstanding SVC Awards for which the performance period has not been completed, fair value was calculated to reflect estimated level of achievement against absolute and relative thresholds, based upon the probability of achieving the award’s goals.

Fair Values as of December 31, 2025. Fair value of the 2024, 2023 and 2022 Year-End PSUs as of December 31, 2025 was determined by multiplying 150% of the target number of PSUs by $879.00, the closing price per share of Common Stock on the NYSE on December 31, 2025 and including an approximately 6% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of these PSUs. Fair value of the SVC Awards as of December 31, 2025 was determined by multiplying 141% of the target number of SVC Awards by $879.00, the closing price per share of Common Stock on the NYSE on December 31, 2025, and including an approximately 7% liquidity discount to reflect the transfer restrictions on the Common Stock underlying these awards. Fair value of Messrs. Solomon's and Waldron's Retention RSUs as of December 31, 2025 was determined by multiplying the aggregate number of RSUs by $879.00, the closing price per share of Common Stock on the NYSE on December 31, 2025.

(c)
In 2025 and 2024, our non-PEO NEOs were Messrs. Waldron, Coleman and Rogers and Ms. Ruemmler (the 2025 Other NEOs). In 2023 and 2022, our non-PEO NEOs were Messrs. Waldron, Coleman and Philip Berlinski (our former Global Treasurer) and Ms. Ruemmler. In 2021, our non-PEO NEOs were Mr. Waldron, Berlinski and Stephen Scherr (our former CFO) and Ms. Ruemmler.
(d)
Reflects value of fixed $100 investment made on December 31, 2020. With respect to each of 2025, 2024, 2023, 2022 and 2021, Peer Group Total Shareholder Return reflects total shareholder return of S&P 500 Financials Index.
(e)
Information in this column reflects “Net Earnings” as reported in our Annual Reports on Form 10-K as we do not use the term “Net Income.”
(f)
With respect to our PEO, using as a starting point $118,891,684, our PEO’s total compensation for 2025, as reported in our Summary Compensation Table, we: (i) deducted $25,287,776, the grant date fair value of his 2024 Year-End PSUs; (ii) deducted $80,000,099, the grant date fair value of his Retention RSUs; (iii) added $54,098,150, the fair value of his 2024 Year-End PSUs as of December 31, 2025; (iv) added $114,716,532, the fair value of his Retention RSUs as of December 31, 2025; (v) added $23,564,114, the change in the fair value of his 2023 Year-End PSUs between December 31, 2024 and December 31, 2025; (vi) added $39,965,945, the change in the fair value of his 2022 Year-End PSUs between December 31, 2024 and December 31, 2025; (vii) added $18,019,968, the change in the fair value of his 2021 Year-End PSUs between (A) December 31, 2024 and (B) April 30, 2025, the settlement date, determined as described in footnote (b) to the 2025 Stock Vested table and, with respect to the stock-settled portion of the award, including an approximately 5% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (viii) added $40,615,733, the change in the fair value of his SVC Award between December 31, 2024 and December 31, 2025; (ix) added $5,222,148, the value of the dividends paid in respect of his 2021 Year-End PSUs and Retention RSUs prior to the vesting of such PSUs and RSUs; and (x) deducted $90, the aggregate change in the actuarial present value of his accumulated benefit under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.
(g)
With respect to the 2025 Other NEOs, using as a starting point $45,927,635, the average total compensation for 2025 for our 2025 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $34,051,083, the average of the aggregate grant date fair values of our 2025 Other NEOs’ 2024 Year-End PSUs and Mr. Waldron's Retention RSUs; (ii) added $58,677,049, the average of the fair values of our 2025 Other NEOs’ 2024 Year-End PSUs and Mr. Waldron's Retention RSUs, in each case as of December 31, 2025; (iii) added $58,584,295, the average of the change in the fair value of the 2025 Other NEOs’ (A) 2023 Year-End PSUs between December 31, 2024 and December 31, 2025; (B) 2022 Year-End PSUs between December 31, 2024 and December 31, 2025; (C) 2021 Year-End PSUs (excluding Mr. Coleman’s 2021 Year-End U.K. PSUs) between December 31, 2024 and April 30, 2025, the settlement date, in each case determined as described in footnote (b) to the 2025 Stock Vested table and, with respect to the stock settled portion of the award, including an approximately 5% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (D) Mr. Coleman’s 2021 Year-End U.K. PSUs between December 31, 2024 and April 30, 2025, determined as described in footnote (b) to the 2025 Stock Vested table and including an approximately 6% liquidity discount to reflect the January 2026 and January 2027 delivery dates and both the transfer restrictions on the Common Stock underlying such PSUs and the lack of dividend equivalent rights; and (E) SVC Awards between December 31, 2024 and December 31, 2025; (iv) added $1,872,691, the average value of the dividends paid to our 2025 Other NEOs in respect of their 2021 Year-End PSUs prior to the vesting of such PSUs and to Mr. Waldron in respect of his Retention RSUs prior to the vesting of such RSUs and (v) deducted $745, the average aggregate change in the actuarial present value of our 2025 Other NEOs’ accumulated benefits under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.
	Pursuant to SEC rules, no footnote disclosure has been provided with respect to fiscal years 2021-2024, except where it may be material to understanding the Pay Versus Performance for fiscal year 2025.
Company Selected Measure Name	ROE
Named Executive Officers, Footnote	In 2025 and 2024, our non-PEO NEOs were Messrs. Waldron, Coleman and Rogers and Ms. Ruemmler (the 2025 Other NEOs).	In 2025 and 2024, our non-PEO NEOs were Messrs. Waldron, Coleman and Rogers and Ms. Ruemmler (the 2025 Other NEOs).	In 2023 and 2022, our non-PEO NEOs were Messrs. Waldron, Coleman and Philip Berlinski (our former Global Treasurer) and Ms. Ruemmler.	In 2023 and 2022, our non-PEO NEOs were Messrs. Waldron, Coleman and Philip Berlinski (our former Global Treasurer) and Ms. Ruemmler.	In 2021, our non-PEO NEOs were Mr. Waldron, Berlinski and Stephen Scherr (our former CFO) and Ms. Ruemmler.
Peer Group Issuers, Footnote
(d)
Reflects value of fixed $100 investment made on December 31, 2020. With respect to each of 2025, 2024, 2023, 2022 and 2021, Peer Group Total Shareholder Return reflects total shareholder return of S&P 500 Financials Index.

PEO Total Compensation Amount	$ 118,891,684	$ 31,290,110	$ 27,003,260	$ 32,165,331	$ 40,682,451
PEO Actually Paid Compensation Amount	$ 309,806,309	119,993,627	12,679,678	27,305,561	97,365,822
Adjustment To PEO Compensation, Footnote
(f)
With respect to our PEO, using as a starting point $118,891,684, our PEO’s total compensation for 2025, as reported in our Summary Compensation Table, we: (i) deducted $25,287,776, the grant date fair value of his 2024 Year-End PSUs; (ii) deducted $80,000,099, the grant date fair value of his Retention RSUs; (iii) added $54,098,150, the fair value of his 2024 Year-End PSUs as of December 31, 2025; (iv) added $114,716,532, the fair value of his Retention RSUs as of December 31, 2025; (v) added $23,564,114, the change in the fair value of his 2023 Year-End PSUs between December 31, 2024 and December 31, 2025; (vi) added $39,965,945, the change in the fair value of his 2022 Year-End PSUs between December 31, 2024 and December 31, 2025; (vii) added $18,019,968, the change in the fair value of his 2021 Year-End PSUs between (A) December 31, 2024 and (B) April 30, 2025, the settlement date, determined as described in footnote (b) to the 2025 Stock Vested table and, with respect to the stock-settled portion of the award, including an approximately 5% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (viii) added $40,615,733, the change in the fair value of his SVC Award between December 31, 2024 and December 31, 2025; (ix) added $5,222,148, the value of the dividends paid in respect of his 2021 Year-End PSUs and Retention RSUs prior to the vesting of such PSUs and RSUs; and (x) deducted $90, the aggregate change in the actuarial present value of his accumulated benefit under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

Non-PEO NEO Average Total Compensation Amount	$ 45,927,635	20,940,840	18,143,166	22,779,325	21,532,279
Non-PEO NEO Average Compensation Actually Paid Amount	$ 131,009,842	63,890,830	9,477,181	23,679,400	43,700,264
Adjustment to Non-PEO NEO Compensation Footnote
(g)
With respect to the 2025 Other NEOs, using as a starting point $45,927,635, the average total compensation for 2025 for our 2025 Other NEOs, as collectively reported in our Summary Compensation Table, we: (i) deducted $34,051,083, the average of the aggregate grant date fair values of our 2025 Other NEOs’ 2024 Year-End PSUs and Mr. Waldron's Retention RSUs; (ii) added $58,677,049, the average of the fair values of our 2025 Other NEOs’ 2024 Year-End PSUs and Mr. Waldron's Retention RSUs, in each case as of December 31, 2025; (iii) added $58,584,295, the average of the change in the fair value of the 2025 Other NEOs’ (A) 2023 Year-End PSUs between December 31, 2024 and December 31, 2025; (B) 2022 Year-End PSUs between December 31, 2024 and December 31, 2025; (C) 2021 Year-End PSUs (excluding Mr. Coleman’s 2021 Year-End U.K. PSUs) between December 31, 2024 and April 30, 2025, the settlement date, in each case determined as described in footnote (b) to the 2025 Stock Vested table and, with respect to the stock settled portion of the award, including an approximately 5% liquidity discount to reflect the transfer restrictions on the Common Stock underlying the stock-settled portion of such PSUs; (D) Mr. Coleman’s 2021 Year-End U.K. PSUs between December 31, 2024 and April 30, 2025, determined as described in footnote (b) to the 2025 Stock Vested table and including an approximately 6% liquidity discount to reflect the January 2026 and January 2027 delivery dates and both the transfer restrictions on the Common Stock underlying such PSUs and the lack of dividend equivalent rights; and (E) SVC Awards between December 31, 2024 and December 31, 2025; (iv) added $1,872,691, the average value of the dividends paid to our 2025 Other NEOs in respect of their 2021 Year-End PSUs prior to the vesting of such PSUs and to Mr. Waldron in respect of his Retention RSUs prior to the vesting of such RSUs and (v) deducted $745, the average aggregate change in the actuarial present value of our 2025 Other NEOs’ accumulated benefits under the GS Pension Plan. There are no applicable service costs or prior service costs under the GS Pension Plan.

Compensation Actually Paid vs. Total Shareholder Return

“Compensation Actually Paid” (CAP) Versus Performance Measures

In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2021-2022, 2022-2023, 2023-2024 and 2024-2025 unless otherwise noted.

Compensation Actually Paid vs. Net Income

“Compensation Actually Paid” (CAP) Versus Performance Measures

In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2021-2022, 2022-2023, 2023-2024 and 2024-2025 unless otherwise noted.

Compensation Actually Paid vs. Company Selected Measure

“Compensation Actually Paid” (CAP) Versus Performance Measures

In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2021-2022, 2022-2023, 2023-2024 and 2024-2025 unless otherwise noted.

Total Shareholder Return Vs Peer Group

“Compensation Actually Paid” (CAP) Versus Performance Measures

In accordance with Item 402(v) of Regulation S-K, we are providing the following graphic description of the relationships between information presented in the Pay Versus Performance table, reflecting changes from 2021-2022, 2022-2023, 2023-2024 and 2024-2025 unless otherwise noted.

Tabular List, Table

While the Committee takes into account each of the measures in our Assessment Framework in a holistic manner to evaluate executive compensation in consideration of firm performance (without ascribing any specific weight to any single factor or metric), the below measures from the Assessment Framework have been selected as they represent those firmwide performance measures for which the firm currently has set forward financial targets.

∎ ROE ∎ ROTE ∎ Efficiency Ratio

Total Shareholder Return Amount	$ 375	240	158	136	148
Peer Group Total Shareholder Return Amount	203	176	135	121	135
Net Income (Loss)	$ 17,176,000,000	$ 14,276,000,000	$ 8,516,000,000	$ 11,261,000,000	$ 21,635,000,000
Company Selected Measure Amount	0.15	0.127	0.075	0.102	0.23
PEO Name	Mr. Solomon
Measure:: 1
Pay vs Performance Disclosure
Name	ROE
Non-GAAP Measure Description	Through the use of PSUs, the amounts ultimately realized by our NEOs with respect to annual compensation are subject to ongoing performance metrics (absolute and relative ROE) and are further tied to the firm’s longer-term performance through stock price (settlement of PSUs and Shares at Risk delivered in respect thereof). Given the use of ROE in our annual PSUs, ROE has been included as our “company-selected measure” in the table below.
Measure:: 2
Pay vs Performance Disclosure
Name	ROTE
Measure:: 3
Pay vs Performance Disclosure
Name	Efficiency Ratio
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (90)
PEO | Grant Date Fair Value of 2024 Year-End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(25,287,776)
PEO | Fair Value of Retention RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	114,716,532
PEO | Grant Date Fair Value of Retention RSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(80,000,099)
PEO | Change in Fair Value of 2023 Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	23,564,114
PEO | Change in Fair Value of 2022 Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,965,945
PEO | Change in Fair Value of 2021 Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	18,019,968
PEO | Fair Value of 2024 Year End PSUs [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	54,098,150
PEO | Change in Fair Value of SVC Award [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	40,615,733
PEO | Value of Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,222,148
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(745)
Non-PEO NEO | Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,677,049
Non-PEO NEO | Change In Fair Value Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	58,584,295
Non-PEO NEO | Grant Date Fair Value of Equity Awards Granted [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(34,051,083)
Non-PEO NEO | Value of Dividends Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,872,691